UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2016

                   Date of reporting period: June 30, 2016


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Proxy Voting Record 07/01/15-06/30/16


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
                                         	MEETING                                	PROPOSED	VOTE FOR/AGAINST  FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY		CAST   ABSTAIN	MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------

CA, Inc.			CA	12673P105	08/05/15	1) Election of Directors	Management	7/23/15	For		For
									2) Ratify KPMG as IA		Management	7/23/15	For		For
									3) Advisory vote on 		Management	7/23/15	For		For
									   executive compensation

Clifton Bancorp, Inc.	CBSK	186873105	08/06/15	1) Election of Directors	Management	08/03/15	For		For
									2) Approval of 2015 Equity	Management	08/03/15	For		For
									   Plan
									3) Ratify BDO as IA		Management	08/03/15	For		For
									4) Advisory vote on		Management	08/03/15	For		For
									   executive compensation

Blue Hills Bancorp, Inc.BHBK	095573101	09/03/15	1) Election of Directors	Management	08/13/15	For		For
									2) Approval of 2015 Equity	Management	08/13/15	For		For
									   Plan
									3) Ratify IA			Management	08/13/15	For		For

Mastec, Inc.		MTZ	576323109	10/15/15	1) Election of Directors	Management	10/12/15	For		For
									2) Ratify IA			Management	10/12/15	For		For
									3) Approval of amended		Management	10/12/15	For		For
									   and restated Employee
									   Stock Purchase Plan

Dycom Industries, Inc.	DY	267475101	11/24/15	1) Election of Directors	Management	11/16/15	For		For
									2) Ratify PwC as IA		Management	11/16/15	For		For
									3) Advisory vote on		Management	11/16/15	For		For
									   executive compensation

Silicon Graphics		SGI	82706L108	12/08/15	1) Election of Directors	Management	11/23/15	For/Ag	For/Ag
International Corp.						2) Amendment to 2014		Management	11/23/15	For		For
									   Omnibus Incentive Plan
									3) Ratify DT as IA		Management	11/23/15	For		For
									4) Advisory vote on		Management	11/23/15	Against  Against
									   executive compensation

Gramercy Property		GPT	38489R605	12/15/15	1) Approval of merger		Management	12/07/15	For		For
Trust, Inc.								2) Advisory vote on		Management	12/07/15	For		For
									   executive compensation
									3) Adjourment to solicit	Management	12/07/15	For		For
									   additional proxies

Emerson Electric Co.	EMR	291011104	02/02/16	1) Election of Directors	Management	02/01/16	For		For
									2) Advisory vote on		Management	02/01/16	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	02/01/16	For		For
									4) Sustainability Report	Shareholder	02/01/16	Against	For
									5) Politcal Contributions	Shareholder	02/01/16	Against	For
									   Report
									6) Lobbying Report		Shareholder	02/01/16	Against	For
									7) Greenhouse Gas Emissions	Shareholder	02/01/16	Against	For

Amdocs Limited		DOX	G02602103	02/03/16	1) Election of Directors	Management	01/28/16	For		For
									2) To approve increase in	Management	01/28/16	For		For
									   quarterly dividend rate
									3) To approve consolidated	Management	01/28/16	For		For
									   financial statements for
									   fiscal year 9/30/15
									4) To ratify E&Y as IA		Management	01/28/16	For		For

Westbury Bancorp, Inc.	WBB	95727P106	02/17/16	1) Election of Directors	Management	02/11/16	For		For
									2) Ratify IA			Management	02/11/16	For		For

Essa Bancorp, Inc.	ESSA	29667D104	03/03/16	1) Election of Directors	Management	03/02/16	For		For
									2) Approval of 2016 Equity	Management	03/02/16	For		For
									   Incentive Plan
									3) Ratify IA			Management	03/02/16	For		For
									4) Advisory vote on executive	Management	03/02/16	For		For
									   compensation

Beneficial Bancorp, Inc.BNCL	08171T102	04/21/16	1) Election of Directors	Management	04/11/16	For		For
									2) 2016 Omnibus Incentive Pl.	Management	04/11/16	For		For
									3) Ratify KPMG as IA		Management	04/11/16	For		For
									4) Advisory vote on		Management	04/11/16	For		For
									   executive compensation

AMN Healthcare		AHS	007144101	04/20/16	1) Election of Directors	Management	03/21/16	For		For
Services, Inc.							2) Advisory vote on		Management	03/21/16	For		For
									   executive compensation
									3) Ratify KPMG as AI		Management	03/21/16	For		For

The AES Corporation	AES	00130H105	04/21/16	1) Election of Directors	Management	04/14/16	For		For
									2) Ratify E&Y as IA		Management	04/14/16	For		For
									3) Advisory vote on		Management	04/14/16	For		For
									   executive compensation
									4) Report on Company Policies	Shareholder	04/14/16	Against	For
									   and Technological Advances


Hanesbrands, Inc.		HBI	410345102	04/25/16	1) Election of Directors	Management	04/11/16	For		For
									2) Ratify PwC as IA		Management	04/11/16	For		For
									3) Advisory vote on		Management	04/11/16	For		For
									   executive compensation

United Parcel		UPS	911312106	05/05/16	1) Election of Directors	Management	04/26/16	For		For
Services, Inc.							2) Ratify DT as IA		Management	04/26/16	For		For
									3) Lobbying Activities		Shareholder	04/26/16	Against	For
									4) Reduce Voting Power of 	Shareholder	04/26/16	For	    Against
									   Class A shares
									5) Adoption of Holy Land	Shareholder	04/26/16	Against	For
									   Principles

Shore Bancshares, Inc.	SHBI	825107105	04/27/16	1) Election of Directors	Management	04/11/16	For		For
									2) Ratify IA			Management	04/11/16	For		For
									3) Advisory vote on		Management	04/11/16	For		For
									   executive compensation
									4) Approval of 2016 Stock	Management	04/11/16	For		For
									   and Incentive Comp. Plan

Suncor Energy, Inc.	SU	867224107	04/28/16	1) Election of Directors	Management	04/18/16	For		For
									2) Appointment of PwC as IA	Management	04/18/16	For		For
									3) Advisory vote on		Management	04/18/16	For		For
									   executive compensation
									4) Climate Change			Shareholder	04/18/16	For		For
									5) Lobbying Matters		Shareholder	04/18/16	Against	For

Oceanfirst Financial	OCFC	675234108	04/25/16	1) Issuance of shares		Management	04/18/16	For		For
Corp.									   in connection with merger
									2) Adjournment to solicit	Management	04/18/16	For		For
									   additional shares

Lumos Networks Corp.	LMOS	550283105	05/04/16	1) Election of Directors	Management	04/20/16	For		For
									2) Advisory vote on		Management	04/20/16	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/20/16	For		For

Southern National		SONA	843395104	04/28/16	1) Election of Directors	Management	04/14/16	For		For
Bancorp of VA							2) Ratify IA			Management	04/14/16	For		For
									3) Advisory vote on		Management	04/14/16	For		For
									   executive compensation

Six Flags			SIX	83001A102	05/04/16	1) Election of Directors	Management	04/20/16	For		For
Entertainment Corp.						2) Ratify KPMG as IA		Management	04/20/16	For		For

Energen Corporation	EGN	29265N108	05/03/16	1) Election of Directors	Management	05/02/16	For/Ag	For/Ag
									2) Ratify IA			Management	05/02/16	For		For
									3) Amendment and Restatement	Management	05/02/16	For		For
									   of Performance Goals under
									   Stock Incentive Plan
									4) Advisory vote on		Management	05/02/16	Against   Against
									   executive compensation
									5) Methane Gas Emissions	Management	05/02/16	Against	For

EOG Resources, Inc.	EOG	26875P101	04/26/16	1) Election of Directors	Management	04/14/16	For		For
									2) Ratify IA			Management	04/14/16	For		For
									3) Advisory vote on		Management	04/14/16	For		For
									   executive compensation

AMC Entertainment		AMC	00165C104	04/26/16	1) Election of Directors	Management	04/11/16	For		For
Holdings, Inc.							2) Ratify IA			Management	04/11/16	For		For
									3) Advisory vote on		Management	04/11/16	For		For
									   executive compensation

Discover Financial	DFS	254709108	05/12/16	1) Election of Directors	Management	05/11/16	For		For
Services								2) Advisory vote on		Management	05/11/16	For		For
									   executive compensation
									3) Ratify DT as IA		Management	05/11/16	For		For

J2 Global, Inc.		JCOM	48123V102	05/04/16	1) Election of Directors	Management	04/14/16	For		For
									2) Ratify IA			Management	04/14/16	For		For
									3) Advisory vote on		Management	04/14/16	For		For
									   executive compensation

MYR Group, Inc.		MYRG	55405W104	04/28/16	1) Election of Directors	Management	04/20/16	For		For
									2) Advisory vote on 		Management	04/20/16	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	04/20/16	For		For

Republic Services, Inc.	RSG	760759100	05/06/16	1) Election of Directors	Management	04/14/16	For		For
									2) Advisory vote on		Management	04/14/16	For		For
									   executive compensation
									3) Ratify E&Y as IA		Management	04/14/16	For		For
									4) Proxy Access Bylaw		Management	04/14/16	For		For
									5) Excusion Forum Bylaw		Management	04/14/16	For		For

HD Supply			HDS	40416M105	05/18/16	1) Election of Directors	Management	04/20/16	For		For
Holdings, Inc.							2) Ratify PwC as IA		Management	04/20/16	For		For
									3) Greenshouse Gas Emissions	Shareholder	04/20/16	Against	For

KBR, Inc.			KBR	48242W106	05/12/16	1) Election of Directors	Management	04/20/16	For		For
									2) Ratify KPMG as IA		Management	04/20/16	For		For
									3) Advisory vote on		Management	04/20/16	For		For
									   executive compensation
									4) Amendment to 2006		Management	04/20/16	For		For
									   Stock and Incentive Plan

Mohawk Industries, Inc.	MHK	608190104	05/19/16	1) Election of Directors	Management	05/18/16	For		For
									2) Ratify KPMG as IA		Management	05/18/16	For		For
									3) Advisory vote on		Management	05/18/16	For		For
									   executive compensation

CF Industries		CF	125269100	05/12/16	1) Election of Directors	Management	04/20/16	For		For
Holdings, Inc.							2) Advisory vote on		Management	04/20/16	For		For
									   executive compensation
									3) Ratify KPMG as IA		Management	04/20/16	For		For
									4) Act by Written Consent	Shareholder	04/20/16	Against	For

Philips 66			PSX	718546104	05/04/16	1) Election of Directors	Management	04/26/16	For		For
									2) Ratify E&Y as IA		Management	04/26/16	For		For
									3) Advisory vote on		Management	04/26/16	For		For
									   executive compensation
									4) Declassify Board of		Management	04/26/16	For		For
									   Directors

CVS Health Corporation	CVS	126650100	05/19/16	1) Election of Directors	Management	05/18/16	For		For
									2) Ratify IA			Management	05/18/16	For		For
									3) Advisory vote on		Management	05/18/16	For		For
									   executive pay
									4) Alignment of Corporate	Shareholder	05/18/16	Against	For
									   Values and Political
									   Contributions
									5) Executive Pay			Shareholder	05/18/16	Against	For

Middleburg Financial	MBRG	596094102	05/04/16	1) Election of Directors	Management	04/26/16	Against   Against
Corporation								2) Ratify IA			Management	04/26/16	For		For

International Paper	IP	460146103	05/09/16	1) Election of Directors	Management	04/20/16	For		For
Company								2) Ratify DT as IA		Management	04/20/16	For		For
									3) Advisory vote on		Management	04/20/16	For		For
									   executive compensation

Pentair PLC			PNR	GTS00T104	05/10/16	1) Election of Directors	Management	05/04/16	For		For
									2) Advisory vote on		Management	05/04/16	For		For
									   executive compensation
									3) Ratify appointment of IA	Management	05/04/16	For		For
									4) To authorize the price	Management	05/04/16	For		For
									   range at which it can
									   re-allot shares it holds
									   as treasury shares
									5) To amend Articles of 	Management	05/04/16	For		For
									   Association to increase
									   maximum number of directors
									   from eleven to twelve
									6a)To amend Articles of		Management	05/04/16	For		For
									   Association to make
									   certain administrative
									   amendments
									6b)To amend Memorandum of	Management	05/04/16	For		For
									   Association to make
									   certain administrative
									   amendments

Rush Enterprises, Inc.	RUSHA	781846209	05/17/16	1) Election of Directors	Management	05/16/16	For		For
				RUSHB					2) Amendment and Restate-	Management	05/16/16	For		For
									   ment of 2004 Employee
									   Stock Purchase Plan
									3) Ratify E&Y as IA		Management	05/16/16	For		For

First Connecticut		FBNK	319850103	05/18/16	1) Election of Directors	Management	05/16/16	For		For
Bancorp, Inc.							2) Advisory vote on		Management	05/16/16	For		For
									   executive compensation
									3) Approval of 2016 Stock	Management	05/16/16	For		For
									   Incentive Plan
									4) Ratify PwC as IA		Mangaement	05/16/16	For		For

MasTec, Inc.		MTZ	576323109	05/26/16	1) Election of Directors	Management	05/23/16	For		For
									2) To Ratify IA			Management	05/23/16	For		For

Polonia Bancorp, Inc.	PBCP	73158Q109	05/17/16	1) Election of Directors	Management	05/11/16	For		For
									2) Ratify IA			Management	05/11/16	For		For
									3) Advisory vote on		Management	05/11/16	For		For
									   executive compensation

Talen Energy		TLN	87422J105	05/24/16	1) Election of Directors	Management	05/23/16	For		For
Corporation								2) Ratify E&Y as IA		Management	05/23/16	For		For
									3) Advisory vote on		Management	05/23/16	For		For
									   executive compensation
									4) Advisory vote on frequency	Management	05/23/16	For		For
									   of vote on executive
									   compensation

PPL Corporation		PPL	69351T106	05/25/16	1) Election of Directors	Management	05/23/16	For		For
									2) Advisory vote on		Management	05/23/16	For		For
									   executive compensation
									3) Approval of 2016 Short-	Management	05/23/16	For		For
									   Term Incentive Plan
									4) Amendment to Articles of	Management	05/23/16	For		For
									   Incorporation to increase
									   number of authorized shares
									   of common stock
									5) Ratify IA			Management	05/23/16	For		For
									6) Independent Chairman		Shareholder	05/23/16	Against	For
									7) Assess and report on		Shareholder	05/23/16	Against	For
									   distributed resources
									   deployment
American National		AMNB	027745108	05/17/16	1) Election of Directors	Management	05/11/16	For		For
Bankshares, Inc.							2) Ratify IA			Management	05/11/16	For		For
									3) Advisory vote on		Management	05/11/16	For		For
									   executive compensation

GSI Group, Inc.		GSIG	36191C205	05/10/16	1) Election of Dirctors		Management	05/04/16	For		For
									2) Advisory vote on		Management	05/04/16	For		For
									   executive compensation
									3) Appoint PwC as IA		Management	05/04/16	For		For
									4) Change name of Company	Management	05/04/16	For		For
									   to Novanta Inc.

Emcor Group, Inc.		EME	29084Q100	06/2/16	1) Election of Directors	Management	06/01/16	For		For
									2) Advisory vote on		Management	06/01/16	For		For
									   executive compensation
									3) Ratify IA			Management	06/01/16	For		For
									4) Shareholder Proxy Access	Shareholder	06/01/16	For	   Against

FTI Consulting, Inc.	FCN	302941109	06/01/16	1) Election of Directors	Management	05/23/16	For		For
									2) Approve Performance		Management	05/23/16	For		For
									   Measures and Monetary
									   Limit under Incentive
									   Compensation Plan
									3) Ratify KPMG as IA		Management	05/23/16	For		For
									4) Advisory vote on		Management	05/23/16	For		For
									   executive compensation

OceanFirst Financial	OCFC	675234108	06/02/16	1) Election of Directors	Management	06/01/16	For		For
Corp.									2) Approval of Performance	Management	06/01/16	For		For
									   Goals Under 2011 Cash
									   Incentive Comp. Plan
									3) Advisory vote on		Management	06/01/16	For		For
									   executive compensation
									4) Ratify KPMG as IA		Management	06/01/16	For		For

PGT, Inc.			PGTI	69336V101	05/19/16	1) Election of Directors	Management	05/18/16	For		For
									2) Ratify IA			Management	05/18/16	For		For
									3) Advisory vote on		Management	05/18/16	For		For
									   executive compensation

Party City Holdco Inc.	PRTY	702149105	06/15/16	1) Election of Directors	Management	06/06/16	For		For
									2) Advisory vote on		Management	06/06/16	For		For
									   executive compensation
									3) Advisory vote on		Management	06/06/16	For		For
									   frequency of vote on
									   executive compensation
									4) Ratify E&Y as IA		Management	06/06/16	For		For

Harmonic, Inc.		HLIT	413160102	06/09/16	1) Election of Directors	Management	06/06/16	Against  Against
									2) Advisory vote on		Management	06/06/16	For		For
									   executive compensation
									3) To approve amendment to 	Management	06/06/16	For		For
									   2002 Employee Stock
									   Purchase Plan to increase
									   number of shares of
									   common stock reserved for
									   issuance by 1,500,000 sh
									4) To approve amendment to	Management	06/06/16	Against   Against
									   1995 Stock Plan to
									   increase the number of
									   common stock reserved for
									   issuance by 2,000,000 sh
									5) Ratify PwC as IA		Management	06/06/16	For		For

The Kroger Co.		KR	501044101	06/23/16	1) Election of Directors	Management	06/09/16	For		For
									2) Advisory vote on		Management	06/09/16	For		For
									   executive compensation
									3) Ratify PwC as IA		Management	06/09/16	For		For
									4) Report on Human Rights	Shareholder	06/09/16	Against	For
									5) Report assessing		Shareholder	06/09/16	Against	For
									   environmental impact of
									   using unrecyclable
									   packaging
									6) Report assessing climate	Shareholder	06/09/16	Against	For
									   benefits and targets for
									   increasing renewable
									   energy sourcing
									7) Payout Policy			Shareholder	06/09/16	Against	For

Gramercy Property Trust	GPT	385002100	06/23/16	1) Election of Directors	Management	06/20/16	For		For
									2) Approval of 2016 Equity	Management	06/20/16	For		For
									   Incentive Plan
									3) Ratify E&Y as IA		Management	06/20/16	For		For
									4) Advisory vote on		Management	06/20/16	For		For
									   executive compensation



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